Financial data pertaining to the different trusts (Detail) (Trust Preferred Securities Subject To Mandatory Redemption [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Banponce Trust I [Member]
Debt Disclosure [Line Items]
Trust Preferred Securities	$ 52,865	[1],[2],[3]	$ 52,865	[1],[2],[3]
Debt Instrument Interest Rate Terms	8.327	[1],[2],[3]	8.327	[1],[2],[3]
Common securities	1,637	[1],[2],[3]	1,637	[1],[2],[3]
Debt Instrument Carrying Amount	54,502	[1],[2],[3]	54,502	[1],[2],[3]
Stated maturity date	February 2027	[1],[2],[3]	February 2027	[1],[2],[3]
Popular Capital Trust I [Member]
Debt Disclosure [Line Items]
Trust Preferred Securities	181,063	[4],[5],[6]	181,063	[4],[5],[6]
Debt Instrument Interest Rate Terms	6.700	[4],[5],[6]	6.700	[4],[5],[6]
Common securities	5,601	[4],[5],[6]	5,601	[4],[5],[6]
Debt Instrument Carrying Amount	186,664	[4],[5],[6]	186,664	[4],[5],[6]
Stated maturity date	November 2033	[4],[5],[6]	2033 November	[4],[5],[6]
Popular North America Capital Trust I [Member]
Debt Disclosure [Line Items]
Trust Preferred Securities	91,651	[1],[2],[6]	91,651	[1],[2],[6]
Debt Instrument Interest Rate Terms	6.564	[1],[2],[6]	6.564	[1],[2],[6]
Common securities	2,835	[1],[2],[6]	2,835	[1],[2],[6]
Debt Instrument Carrying Amount	94,486	[1],[2],[6]	94,486	[1],[2],[6]
Stated maturity date	September 2034	[1],[2],[6]	September 2034	[1],[2],[6]
Popular Capital Trust I I [Member]
Debt Disclosure [Line Items]
Trust Preferred Securities	101,023	[4],[5],[6]	101,023	[4],[5],[6]
Debt Instrument Interest Rate Terms	6.125	[4],[5],[6]	6.125	[4],[5],[6]
Common securities	3,125	[4],[5],[6]	3,125	[4],[5],[6]
Debt Instrument Carrying Amount	104,148	[4],[5],[6]	104,148	[4],[5],[6]
Stated maturity date	December 2034	[4],[5],[6]	December 2034	[4],[5],[6]
Popular Capital Trust I I I [Member]
Debt Disclosure [Line Items]
Trust Preferred Securities	935,000	[4],[5],[7],[8]	935,000	[4],[5],[7],[8]
Debt Instrument Interest Rate Terms	5.000% until, but excluding December 5, 2013 and 9.000% thereafter	[4],[5],[7],[8]	5.000% until, but excluding December 5, 2013 and 9.000% thereafter	[4],[5],[7],[8]
Common securities	1,000	[4],[5],[7],[8]	1,000	[4],[5],[7],[8]
Debt Instrument Carrying Amount	$ 936,000	[4],[5],[7],[8]	$ 936,000	[4],[5],[7],[8]
Stated maturity date	Perpetual	[4],[5],[7],[8]	Perpetual	[4],[5],[7],[8]

[1]	Statutory business trust that is wholly-owned by Popular North America and indirectly wholly-owned by the Corporation.
[2]	The obligations of PNA under the junior subordinated debentures and its guarantees of the capital securities under the trust are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.
[3]	Same as [5] above, except that the investment company event does not apply for early redemption.
[4]	Statutory business trust that is wholly-owned by the Corporation.
[5]	These capital securities are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.
[6]	The Corporation has the right, subject to any required prior approval from the Federal Reserve, to redeem after certain dates or upon the occurrence of certain events mentioned below, the junior subordinated debentures at a redemption price equal to 100% of the principal amount, plus accrued and unpaid interest to the date of redemption. The maturity of the junior subordinated debentures may be shortened at the option of the Corporation prior to their stated maturity dates (i) on or after the stated optional redemption dates stipulated in the agreements, in whole at any time or in part from time to time, or (ii) in whole, but not in part, at any time within 90 days following the occurrence and during the continuation of a tax event, an investment company event or a capital treatment event as set forth in the indentures relating to the capital securities, in each case subject to regulatory approval.
[7]	The debentures are perpetual and may be redeemed by Popular at any time, subject to the consent of the Board of Governors of the Federal Reserve System.
[8]	Carrying value of junior subordinated debentures of $ 499 million at December 31, 2012 ($ 936 million aggregate liquidation amount, net of $ 437 million discount) and $ 470 million at December 31, 2011 ($ 936 million aggregate liquidation amount, net of $ 466 million discount).